Taxes (Details 4) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current tax assets	$ 1,717	$ 1,505
Non-current assets	1,743	1,776
Current tax liabilities	890	687
Non-current liabilities
REFIS current liabilities	464	423
REFIS noncurrent liabilities	627	784
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	356	311
Non-current assets	12	19
Current tax liabilities	52	52
Non-current liabilities
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	239	208
Non-current assets	1,458	1,293
Current tax liabilities	5	2
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	1,108	973
Non-current assets	272	462
Current tax liabilities	565	351
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	70	77
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	14	13
Non-current assets	1	2
Current tax liabilities	198	205
REFIS Liabilities [Member]
IfrsStatementLineItems [Line Items]
REFIS current liabilities	464	423
REFIS noncurrent liabilities	$ 627	$ 784